OTHER INCOME, NET (Schedule of Other Income Net) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Other income, net [Abstract]
Unwinding of trade receivables	₪ 27		₪ 41	₪ 46
Other income, net	4		4	1
Other income, net	₪ 31	[1]	₪ 45	₪ 47

[1]	See Note 2(n) regarding the early adoption of IFRS 15, Revenue from Contracts with Customers.